FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Data Regarding Exchange Rate) (Details)		Dec. 31, 2017 NIS Points	Dec. 31, 2016 NIS Points	Dec. 31, 2015 NIS Points
Exchange rate of one Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate		3.467	3.845	3.902
Increase (decrease) during the year		(9.80%)	(1.50%)	0.30%
Exchange rate of one Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate		4.153	4.044	4.247
Increase (decrease) during the year		2.70%	(4.80%)	(10.10%)
Israeli CPI [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Points	[1]	221.57	220.68	221.13
Increase (decrease) during the year	[1]	0.40%	(0.20%)	(1.00%)

[1]	Index for each reporting period's last month, on the basis of 1993 average = 100 points.